CREDIT FROM BANKS - Disclosure of credit from banks (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit From Banks Abstract
Current maturities of long-term loans		$ 2,160	$ 2,169
Total credit from banks		$ 2,160	$ 2,169
Borrowings, interest rate basis	[1]	Prime (1)+1.05
Borrowings, adjustment to interest rate basis		1.05%

[1]	The Prime rate as of December 31, 2023 – 6.25% (December 31, 2022 – 4.75%).